Federal Home Loan Bank and Federal Reserve Advances	12 Months Ended
Dec. 31, 2012
Federal Home Loan Bank and Federal Reserve Advances [Abstract]
Federal Home Loan Bank and Federal Reserve Advances

Note 8 - Federal Home Loan Bank and Federal Reserve Advances

The Bank has advances from the Federal Home Loan Bank. Interest rates range from 0.50% to 3.81% with a weighted average interest rate of 1.46%. These advances contain varying maturity dates through November 5, 2019 with a weighted average maturity of approximately 26 months. The advances are collateralized by approximately $50,002,000 and $47,802,000 of mortgage loans as of December 31, 2012 and 2011, respectively. In addition, at December 31, 2012 and 2011, securities with a carrying value of $31,713,000 and $19,877,000, respectively, were pledged as collateral for Federal Home Loan Bank advances. Available borrowings with the Federal Home Loan Bank at December 31, 2012 totaled $53,847,000, of which $26,400,000 was outstanding.

The advances are subject to prepayment penalties subject to the provisions and conditions of the credit policy of the Federal Home Loan Bank. Future maturities of the advances are as follows:

December 31, 2012
Years Ending December 31	Amount	Weighted Average Interest Rate

2013	$14,968	1.52
2014	553	1.12
2015	1,162	1.17
2016	5,572	1.26
2017	2,983	1.86
Thereafter	1,120	1.12
Total	$26,358	1.46

The Bank did not have any variable rate advances as of December 31, 2012 or 2011, respectively.

In 2009, the Bank entered into a discount window loan agreement with the Federal Reserve Bank that allows for advances up to seventy-five percent of the collateral balance. As of December 31, 2012, these advances are secured by investment securities with a fair value of approximately $6,698,000 and are generally due within 28 days from the date of the advance. The interest rate on the advances is based on the quoted Federal Reserve discount window rate (effective rate of 0.75 percent as of December 31, 2012). At December 31, 2012 and 2011, the Bank had $0 outstanding in Federal Reserve Bank advances.